Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Expected Useful Lives of Property, Plant and Equipment (Excluding Land)

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Leasehold improvements	period of the lease term
Plant and equipment	3-7 years